Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Restricted cash	$ 64		$ 64	$ 592
Goodwill Impairment charges	0	0	0	0
Capitalized/deferred costs, amortization	213	139	668	344	36
Foreign currency translation adjustments	(7)	(151)	66	(409)	1,205
Net foreign currency transaction gains (losses)	(356)	216	(24)	155	(907)
Advertising expense	2,314	1,312	6,471	3,632	2,094
Deferred Commissions
Significant Accounting Policies [Line Items]
Capitalized/deferred costs	2,228	1,435	6,798	5,232	3,279
Capitalized/deferred costs, amortization	1,369	1,056	4,693	3,556	2,609
Capitalized/deferred costs, net of amortization	9,709		8,893	6,764	5,066
Capitalized In-Vehicle Device Costs
Significant Accounting Policies [Line Items]
Capitalized/deferred costs	155	603	2,260	1,892	1,046
Capitalized/deferred costs, amortization	213	139	668	344	36
Capitalized/deferred costs, net of amortization		3,247	4,149	2,558	1,010
Term Loan
Significant Accounting Policies [Line Items]
Debt instrument, fair value	24,375		25,000
Discount rate	4.50%		4.50%
Senior Secured Notes
Significant Accounting Policies [Line Items]
Debt instrument, fair value				$ 20,566
Discount rate				4.50%
Capitalized internal-use software
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			3 years
Customer Relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			3 years
Customer Relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			9 years
Customer Relationships | Weighted Average
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			6 years
Trademarks | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			3 years
Trademarks | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			9 years
Developed Technology Rights | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			3 years
Developed Technology Rights | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			9 years
Patents
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			20 years
In-vehicle devices | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life			4 years
In-vehicle devices | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life			6 years